Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash dividends declared per common share (in usd per share)	$ 1.56	$ 1.46	$ 1.4
Retained Earnings
Cash dividends declared per common share (in usd per share)	$ 1.56	$ 1.46	$ 1.40